Common Stock (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Common shares issued, value	$ 314,000
Common shares issued, shares	6,230,202
Common shares issued for services, value	47,600
Conversion of Convertible Notes
Common shares issued, value	1,542,899	140,000
Common shares issued, shares	53,446,582	779,547
Conversion of Promissory Notes
Common shares issued, value	343,000	652,527
Common shares issued, shares	4,345,000	652,529
Shares Issued for Services
Common shares issued for services, value	47,600	20,000
Common shares issued for services, shares	250,000	50,000
Shares Issued for Accrued Expenses
Common shares issued, value	637,440
Common shares issued, shares	25,497,619
Shares Issued for Note Payable
Common shares issued, value	180,000
Common shares issued, shares	7,200,000
Shares Issued for Related Party Note Payable
Common shares issued, value	106,234
Common shares issued, shares	4,249,340
Shares Issued for Settlement Payment
Common shares issued, value		$ 60,000
Common shares issued, shares		100,000